17. PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 460.7	$ 387.3
Additions	76.3	92.4	$ 55.0
Disposals	(32.3)	(20.7)
Reclassification within classes	0.0	0.0
Reclassification to intangible assets	(1.0)
Currency translation adjustments	4.9	1.7
Ending balance	508.6	460.7	387.3
Carrying amount	264.9	256.3
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(199.8)	(155.6)
Additions	(64.5)	(61.4)
Disposals	28.5	18.2
Reclassification within classes	0.0
Currency translation adjustments	(3.1)	(1.0)
Ending balance	(238.9)	(199.8)	(155.6)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4.6)	(4.5)
Disposals		0.5
Impairment	(0.2)
Currency translation adjustments	0.0	(0.6)
Ending balance	(4.8)	(4.6)	(4.5)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	226.6	183.8
Additions	13.4	13.5
Disposals	(20.8)	(10.5)
Reclassification within classes	29.3	39.0
Reclassification to intangible assets	0.0
Currency translation adjustments	2.7	0.8
Ending balance	251.2	226.6	183.8
Carrying amount	131.8	124.7
Buildings and leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(98.6)	(75.1)
Additions	(31.8)	(32.7)
Disposals	18.2	9.6
Reclassification within classes	(2.1)
Currency translation adjustments	(1.6)	(0.4)
Ending balance	(115.9)	(98.6)	(75.1)
Buildings and leasehold improvements | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3.3)	(2.7)
Disposals		0.0
Impairment	(0.2)
Currency translation adjustments	0.0	(0.6)
Ending balance	(3.5)	(3.3)	(2.7)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	182.2	151.1
Additions	8.4	6.9
Disposals	(10.7)	(8.6)
Reclassification within classes	12.7	32.1
Reclassification to intangible assets	0.0
Currency translation adjustments	1.7	0.7
Ending balance	194.3	182.2	151.1
Carrying amount	95.9	100.4
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(80.5)	(63.0)
Additions	(27.6)	(25.4)
Disposals	9.6	8.3
Reclassification within classes	2.6
Currency translation adjustments	(1.2)	(0.4)
Ending balance	(97.1)	(80.5)	(63.0)
Furniture and fixtures | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1.3)	(1.7)
Disposals		0.4
Impairment	0.0
Currency translation adjustments	0.0	0.0
Ending balance	(1.3)	(1.3)	(1.7)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28.1	21.1
Additions	6.5	2.5
Disposals	(0.5)	0.0
Reclassification within classes	5.6	4.3
Reclassification to intangible assets	(1.0)
Currency translation adjustments	0.2	0.2
Ending balance	38.9	28.1	21.1
Carrying amount	15.9	10.1
Computer hardware | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18.0)	(15.2)
Additions	(4.7)	(2.9)
Disposals	0.4	0.3
Reclassification within classes	(0.5)
Currency translation adjustments	(0.2)	(0.2)
Ending balance	(23.0)	(18.0)	(15.2)
Computer hardware | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Disposals		0.0
Impairment	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3.8	3.5
Additions	0.5	0.3
Disposals	(0.3)	0.0
Reclassification within classes	0.1	0.0
Reclassification to intangible assets	0.0
Currency translation adjustments	0.0	0.0
Ending balance	4.1	3.8	3.5
Carrying amount	1.2	1.1
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2.7)	(2.3)
Additions	(0.4)	(0.4)
Disposals	0.3	0.0
Reclassification within classes	0.0
Currency translation adjustments	(0.1)	0.0
Ending balance	(2.9)	(2.7)	(2.3)
Vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Disposals		0.0
Impairment	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20.0	27.8
Additions	47.5	69.2
Disposals	0.0	(1.6)
Reclassification within classes	(47.7)	(75.4)
Reclassification to intangible assets	0.0
Currency translation adjustments	0.3	0.0
Ending balance	20.1	20.0	27.8
Carrying amount	20.1	20.0
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Disposals	0.0	0.0
Reclassification within classes	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Work in progress | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	(0.1)
Disposals		0.1
Impairment	0.0
Currency translation adjustments	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ (0.1)